Prospectus Supplement

May 26, 2023

Morgan Stanley Institutional Fund Trust

Supplement dated May 26, 2023 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 27, 2023

Ultra-Short Municipal Income Portfolio (the "Fund")

Effective immediately, Paul Daggy no longer serves as a portfolio manager of the Fund and Julie Callahan now serves as a portfolio manager of the Fund.

Accordingly, the section of the Prospectus entitled "Fund Summary—Ultra-Short Municipal Income Portfolio—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the Global Liquidity and Municipal teams. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Jonas Kolk	Managing Director	Since inception
Julie Callahan	Managing Director	May 2023

In addition, the section of the Prospectus entitled "Fund Management—Portfolio Management—Ultra-Short Municipal Income Portfolio" is hereby deleted and replaced with the following:

Ultra-Short Municipal Income Portfolio

The Fund is managed by members of the Global Liquidity and Municipal teams. The teams consist of portfolio managers and analysts. Current members of the teams who are jointly and primarily responsible for the day-to-day management of the Fund are Jonas Kolk and Julie Callahan.

Mr. Kolk and Ms. Callahan have been associated with the Adviser in an investment management capacity since 2004 and 2020, respectively.

Please retain this supplement for future reference.

  IFTUSMIPROSPT 5/23

Statement of Additional Information Supplement

May 26, 2023

Morgan Stanley Institutional Fund Trust

Supplement dated May 26, 2023 to the Morgan Stanley Institutional Fund Trust Statement of Additional Information dated January 27, 2023

Ultra-Short Municipal Income Portfolio (the "Fund")

Effective immediately, Paul Daggy no longer serves as a portfolio manager of the Fund and Julie Callahan now serves as a portfolio manager of the Fund.

Accordingly, the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers at September 30, 2022 (unless otherwise indicated)—Ultra-Short Municipal Income" is hereby deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Ultra-Short Municipal Income
Jonas Kolk	8	$272.8 billion	4	$49.9 billion	8	$9.6 billion
Julie Callahan*	9	$2.6 billion	0	$0	0	$0

*  As of March 31, 2023.

In addition, the paragraph and table immediately following the first table under the "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers at September 30, 2022 (unless otherwise indicated)—Ultra-Short Municipal Income" section are hereby deleted and replaced with the following:

Fund and Portfolio Managers	Fund Holdings
Ultra-Short Municipal Income
Jonas Kolk	None
Julie Callahan*	None

*  As of March 31, 2023.

Please retain this supplement for future reference.